Consolidated statement of financial position € in Millions	Sep. 30, 2019 EUR (€)
Non-current assets
Goodwill	€ 34,365
Other intangible assets	23,628
Plant, property and equipment	39,701
Investments in associates and joint ventures	2,237
Other investments	872
Deferred tax assets	23,938
Post employment benefits	134
Trade and other receivables	7,426
Total non-current assets	132,301
Current assets
Inventory	698
Taxation recoverable	182
Trade and other receivables	12,959
Other investments	7,113
Cash and cash equivalents	5,866
Total current assets	26,818
Non-current liabilities	849
Total assets	159,968
Equity
Called up share capital	4,797
Additional paid-in capital	152,576
Treasury shares	(7,809)
Accumulated losses	(120,337)
Accumulated other comprehensive income	28,838
Total attributable to owners of the parent	58,065
Non-controlling interests	1,220
Total non-controlling interests	1,220
Total equity	59,285
Non-current liabilities
Long-term borrowings	63,319
Deferred tax liabilities	2,289
Post employment benefits	687
Provisions	1,259
Trade and other payables	5,158
Total non-current liabilities	72,712
Current liabilities
Short-term borrowings	8,748
Financial liabilities under put option arrangements	1,880
Taxation liabilities	651
Provisions	938
Trade and other payables	15,422
Total current liabilities	27,639
Liabilities held for sale	332
Total equity and liabilities	€ 159,968